Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 19,267	$ 39,407	$ 148,368
Accounts receivable	3,431	36,833
Prepaids and other current asset	17,890	16,000
Deferred offering cost		249,888
Total current assets	40,588	342,128	148,368
Noncurrent Assets:
Capitalized development Costs, net	65,319	36,024	86,594
Property and equipment, net	3,220	3,693	1,206
Intangible asset, net	158,303	144,550
Total noncurrent assets	226,842	184,267	87,800
Total Assets	267,430	526,395	236,168
Current Liabilities:
Accounts payable	175,005	147,891	3,691
Accrued interest (related party)	117,019	76,553
Accrued expenses	399,614	170,585	47,694
Deferred revenue	59,930
Notes payable, current portion, net	390,898	233,213	75,000
Escrow liability, current portion	28,032	27,006
Notes payable, related party	18,980
Obligations under sales of future receivables	178,829
Line of credit	95,731
Total current liabilities	2,573,683	1,862,475	126,385
Noncurrent Liabilities:
Escrow liability, net of current portion	47,594	54,998
Notes payable, net of current portion, net		66,220
Total noncurrent liabilities	47,594	121,218
Total Liabilities	2,621,277	1,983,693	126,385
Shareholders’ Equity (Deficit):
Preferred stock, $0.0001 par value, 10,000,000 shares authorized and 0 shares issued and outstanding
Common stock, $0.0001 par value, 250,000,000 shares authorized and 20,673,200 and 15,000,000 shares issued and outstanding, respectively	2,105	2,067	1,500
Additional paid in capital	1,736,720	371,903	(1,500)
Retained Earnings (Deficit)	(4,092,672)	(1,831,268)	109,783
Total Shareholders’ Equity (Deficit)	(2,353,847)	(1,457,298)	109,783
Total Liabilities and Shareholders’ Equity (Deficit)	267,430	526,395	236,168
Nonrelated Party [Member]
Current Liabilities:
Secured notes payable, net	856,383	942,543
Related Party [Member]
Current Liabilities:
Secured notes payable, net	$ 253,262	$ 264,684